UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21852
Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
Last Day of

May
Date of reporting period:
November 30, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Columbia Mortgage Opportunities Fund
Class A / CLMAX
Semiannual Shareholder Report | November 30, 2024
This
semiannual shareholder report
contains important information about Columbia Mortgage Opportunities Fund (the Fund) for the period of June 1, 2024 to November 30, 2024.

You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at 1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 57	1.10% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 2,357,891,654
Total number of portfolio holdings	432
Portfolio turnover for the reporting period	352%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	11%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Derivative Exposure
Long
Credit Risk	3.1%
Interest Rate Risk	125.2%
Short
Credit Risk	7.8%
Interest Rate Risk	198.0%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the
Fund
, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Mortgage Opportunities Fund
Class C / CLMCX
Semiannual Shareholder Report | November 30, 2024
This
semiannual shareholder report
contains important information about Columbia Mortgage Opportunities Fund (the Fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 96	1.85% (a)
(a)	Annualized.
Key Fund
Statistics
Fund net assets	$ 2,357,891,654
Total number of portfolio holdings	432
Portfolio turnover for the reporting period	352%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	11%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Derivative Exposure
Long
Credit Risk	3.1%
Interest Rate Risk	125.2%
Short
Credit Risk	7.8%
Interest Rate Risk	198.0%
Asset Categories
Credit Quality
Availability of Additional
Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Mortgage Opportunities Fund
Institutional Class / CLMZX
Semiannual Shareholder Report | November 30, 2024
This
semiannual shareholder report
contains important information about Columbia Mortgage Opportunities Fund (the Fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 44	0.85% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 2,357,891,654
Total number of portfolio holdings	432
Portfolio turnover for the reporting period	352%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	11%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund
represented
as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Derivative Exposure
Long
Credit Risk	3.1%
Interest Rate Risk	125.2%
Short
Credit Risk	7.8%
Interest Rate Risk	198.0%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA
Insured
• No Financial Institution Guarantee • May Lose Value

Columbia Mortgage Opportunities Fund
Institutional 2 Class / CLMVX
Semiannual Shareholder Report | November 30, 2024
This
semiannual shareholder report
contains important information about Columbia Mortgage Opportunities Fund (the Fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 42	0.80% (a)
(a)	Annualized.
Key Fund
Statistics
Fund net assets	$ 2,357,891,654
Total number of portfolio holdings	432
Portfolio turnover for the reporting period	352%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	11%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Derivative Exposure
Long
Credit Risk	3.1%
Interest Rate Risk	125.2%
Short
Credit Risk	7.8%
Interest Rate Risk	198.0%
Asset Categories
Credit Quality
Availability
of
Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Mortgage Opportunities Fund
Institutional 3 Class / CMOYX
Semiannual Shareholder Report | November 30, 2024
This
semiannual shareholder report
contains important information about Columbia Mortgage Opportunities Fund (the Fund) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 40	0.76% (a)
(a)	Annualized.
Key Fund
Statistics
Fund net assets	$ 2,357,891,654
Total number of portfolio holdings	432
Portfolio turnover for the reporting period	352%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	11%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Derivative Exposure
Long
Credit Risk	3.1%
Interest Rate Risk	125.2%
Short
Credit Risk	7.8%
Interest Rate Risk	198.0%
Asset Categories
Credit Quality
Availability
of
Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Mortgage Opportunities Fund
Class S / CLMDX
Semiannual Shareholder Report | November 30, 2024
This
semiannual shareholder report
contains important information about Columbia Mortgage Opportunities Fund (the Fund) for the period of October 2, 2024 to November 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 13 (a)	0.87% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.
Key Fund
Statis
tics
Fund net assets	$ 2,357,891,654
Total number of portfolio holdings	432
Portfolio turnover for the reporting period	352%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	11%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Deriv
ativ
e Exposure
Long
Credit Risk	3.1%
Interest Rate Risk	125.2%
Short
Credit Risk	7.8%
Interest Rate Risk	198.0%
Asset
Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Mortgage Opportunities Fund
Semiannual Financial Statements and Additional Information
November 30, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Mortgage Opportunities Fund | 2024

Portfolio of Investments
November 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 16.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Subordinated Series 2023-1PL Class C
03/18/2030	7.420%	747,896	750,042
ACM Auto Trust(a)
Series 2024-2A Class A
02/20/2029	6.060%	9,236,937	9,266,189
Affirm Asset Securitization Trust(a),(b),(c),(d),(e)
Series 2024-X2 Class CERT
12/17/2029	0.000%	70,500	7,273,222
AMCR ABS Trust(a)
Series 2024-A Class A
08/18/2031	6.260%	6,000,000	6,011,491
ARES CLO(a),(f)
Series 2021-60A Class E
3-month Term SOFR + 6.512% Floor 6.250% 07/18/2034	11.144%	5,000,000	5,015,865
ARES XLIV CLO Ltd.(a),(f)
Series 2017-44A Class DR
3-month Term SOFR + 7.132% Floor 6.870% 04/15/2034	11.788%	5,275,000	5,276,002
Avant Loans Funding Trust(a)
Subordinated Series 2021-REV1 Class C
07/15/2030	2.300%	110,302	110,140
Carlyle Global Market Strategies CLO Ltd.(a),(f)
Series 2013-3A Class BR
3-month Term SOFR + 1.962% Floor 1.700% 10/15/2030	6.618%	11,000,000	11,012,892
Series 2015-4A Class CR
3-month Term SOFR + 3.962% 07/20/2032	8.579%	7,500,000	7,531,410
Carvana Auto Receivables Trust(a)
Subordinated Series 2021-N1 Class E
01/10/2028	2.880%	5,857,358	5,570,075
Dryden CLO Ltd.(a),(f)
Series 2018-57A Class B
3-month Term SOFR + 1.612% Floor 1.350% 05/15/2031	6.135%	1,250,000	1,250,597
Dryden Senior Loan Fund(a),(f)
Series 2016-45A Class A1RR
3-month Term SOFR + 1.080% Floor 1.080% 10/15/2030	5.736%	18,001,941	18,012,616
GreenSky Home Improvement Issuer Trust(a)
Series 2024-2 Class A2
10/27/2059	5.250%	17,579,000	17,656,021
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LendingClub Receivables Trust(a),(c),(d),(e)
Series 2020-2 Class R
02/15/2046	0.000%	865,000	531,975
LendingPoint Asset Securitization Trust(a),(c),(e)
Subordinated Series 2021-1 Class D
04/15/2027	7.226%	5,917,950	5,877,707
Madison Park Funding XXII Ltd.(a),(f)
Series 2016-22A Class DR
3-month Term SOFR + 3.762% Floor 3.500% 01/15/2033	8.418%	3,700,000	3,712,047
Marlette Funding Trust(a)
Series 2021-1A Class D
06/16/2031	2.470%	472,291	466,059
MPOWER Education Trust(a)
Subordinated Series 2024-A Class B
07/22/2041	8.350%	6,000,000	5,930,687
Netcredit Combined Receivables LLC(a)
Series 2023-A Class A
12/20/2027	7.780%	2,225,757	2,247,043
Octagon 54 Ltd.(a),(f)
Series 2021-1A Class E
3-month Term SOFR + 6.512% Floor 6.250% 07/15/2034	11.168%	2,500,000	2,333,510
Octagon Investment Partners 47 Ltd.(a),(f)
Series 2020-1A Class ER
3-month Term SOFR + 6.512% Floor 6.250% 07/20/2034	11.129%	15,250,000	14,836,771
Oportun Funding Trust(a)
Subordinated Series 2024-3 Class B
08/15/2029	5.480%	4,700,000	4,689,142
Subordinated Series 2024-3 Class C
08/15/2029	6.250%	1,800,000	1,796,258
Pagaya AI Debt Grantor Trust(a)
Subordinated Series 2024-10 Class B
06/15/2032	5.750%	9,500,000	9,507,782
Subordinated Series 2024-10 Class D
06/15/2032	6.429%	12,000,000	12,005,548
Subordinated Series 2024-5 Class C
10/15/2031	7.270%	6,498,822	6,580,671
Subordinated Series 2024-6 Class C
11/15/2031	7.068%	7,997,944	8,101,941
Subordinated Series 2024-9 Class B
03/15/2032	5.306%	7,000,000	6,964,686
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mortgage Opportunities Fund  | 2024

Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2024-9 Class D
03/15/2032	6.174%	11,550,000	11,519,075
Pagaya AI Debt Selection Trust(a),(c),(d),(e)
Series 2020-3 Class CERT
05/17/2027	0.000%	23,803,550	654,598
Series 2021-1 Class CERT
11/15/2027	0.000%	1,901,904	1,902
Subordinated Series 2021-3 Class
05/15/2029	0.000%	12,925,852	45,240
Subordinated Series 2021-5 Class
08/15/2029	0.000%	12,321,273	246,425
Pagaya AI Debt Selection Trust(a)
Series 2021-2 Class NOTE
01/25/2029	3.000%	2,070,522	2,054,812
Subordinated Series 2024-7 Class C
12/15/2031	7.095%	9,497,936	9,547,135
Pagaya AI Debt Trust(a),(g)
Series 2022-2 Class AB
01/15/2030	5.717%	1,017,983	1,020,191
Series 2023-7 Class ABC
07/15/2031	7.953%	7,884,147	7,965,476
Subordinated Series 2023-5 Class AB
04/15/2031	7.503%	299,208	300,606
Pagaya AI Debt Trust(a)
Series 2023-3 Class A
12/16/2030	7.600%	3,221,612	3,237,779
Series 2023-6 Class D
06/16/2031	9.000%	10,909,752	10,980,988
Series 2024-1 Class A
07/15/2031	6.660%	3,393,363	3,434,270
Subordinated Series 2022-2 Class B
01/15/2030	6.630%	3,482,745	3,488,487
Subordinated Series 2022-3 Class B
03/15/2030	8.050%	11,374,674	11,449,360
Subordinated Series 2022-5 Class B
06/17/2030	10.310%	4,057,914	4,247,074
Subordinated Series 2023-1 Class B
07/15/2030	9.435%	20,367,169	20,585,006
Subordinated Series 2023-3 Class B
12/16/2030	9.570%	5,130,527	5,202,518
Subordinated Series 2023-5 Class C
04/15/2031	9.099%	10,149,914	10,379,138
Subordinated Series 2023-6 Class C
06/16/2031	8.491%	9,047,680	9,226,216
Subordinated Series 2023-7 Class B
07/15/2031	7.549%	4,998,137	5,023,102
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2023-7 Class D
07/15/2031	9.000%	4,998,138	5,041,403
Subordinated Series 2024-1 Class B
07/15/2031	7.109%	4,101,699	4,157,074
Subordinated Series 2024-1 Class C
07/15/2031	8.344%	2,982,487	3,046,084
Subordinated Series 2024-2 Class C
08/15/2031	7.573%	4,051,683	4,111,398
Subordinated Series 2024-3 Class B
10/15/2031	6.571%	7,713,670	7,741,446
Subordinated Series 2024-3 Class C
10/15/2031	7.297%	12,000,000	12,057,124
Prosper Marketplace Issuance Trust(a)
Series 2024-1A Class A
08/15/2029	6.120%	4,047,545	4,058,048
Reach ABS Trust(a)
Series 2024-1A Class A
02/18/2031	6.300%	3,033,998	3,052,586
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	4,529,324	4,414,726
RR 16 Ltd.(a),(f)
Series 2021-16A Class D
3-month Term SOFR + 6.512% Floor 6.250% 07/15/2036	11.168%	3,733,333	3,743,693
SAFCO Auto Receivables Trust(a)
Series 2024-1A Class A
03/20/2028	6.510%	2,430,536	2,436,549
SMB Private Education Loan Trust(a)
Subordinated Series 2015-A Class C
10/15/2048	4.500%	5,000,000	4,925,280
Theorem Funding Trust(a)
Series 2022-3A Class A
04/15/2029	7.600%	2,724,607	2,747,114
Series 2023-1A Class A
04/15/2029	7.580%	3,022,505	3,048,157
Upstart Pass-Through Trust(a)
Series 2021-ST1 Class A
02/20/2027	2.750%	338,384	334,228
Upstart Securitization Trust(a)
Subordinated Series 2023-1 Class B
02/20/2033	8.350%	4,736,000	4,760,869
Subordinated Series 2024-1 Class C
11/20/2034	8.680%	12,250,000	12,347,172
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Mortgage Opportunities Fund  | 2024

Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
US Auto Funding(a)
Subordinated Series 2021-1A Class D
03/15/2027	4.360%	2,375,000	358,907
Total Asset-Backed Securities — Non-Agency (Cost $398,475,736)			383,309,645

Commercial Mortgage-Backed Securities - Agency 0.1%

Government National Mortgage Association(g),(h)
Series 2017-30 Class IO
08/16/2058	0.575%	41,058,252	1,077,007
Series 2019-102 Class IB
03/16/2060	0.835%	12,141,928	610,733
Series 2020-19 Class IO
12/16/2061	0.718%	17,482,958	829,545
Series 2020-3 Class IO
02/16/2062	0.615%	17,711,905	707,258
Total Commercial Mortgage-Backed Securities - Agency (Cost $11,614,445)			3,224,543

Commercial Mortgage-Backed Securities - Non-Agency 2.5%

BAMLL Commercial Mortgage Securities Trust(a),(g)
Subordinated Series 2013-WBRK Class E
03/10/2037	3.652%	4,500,000	3,671,879
BXP Trust(a),(g)
Subordinated Series 2021-601L Class E
01/15/2044	2.868%	15,400,000	10,430,451
COMM Mortgage Trust(a),(g)
Subordinated Series 2020-CBM Class F
02/10/2037	3.754%	17,650,000	17,053,321
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	11,275,000	5,697,132
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	18,400,000	7,126,116
Hilton USA Trust(a),(i)
Subordinated Series 2016-SFP Class F
11/05/2035	0.000%	27,400,000	1,370,000
Home Partners of America Trust(a)
Series 2019-2 Class F
10/19/2039	3.866%	2,747,554	2,527,528
Wells Fargo Commercial Mortgage Trust(a),(f)
Series 2021-FCMT Class E
1-month Term SOFR + 4.614% Floor 4.500% 05/15/2031	9.224%	11,600,000	11,088,400
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $101,543,749)			58,964,827

Residential Mortgage-Backed Securities - Agency 125.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae REMICS(f),(h)
CMO Series 2017-81 Class SM
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 10/25/2047	1.352%	24,967,656	3,052,493
CMO Series 2018-64 Class SE
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 09/25/2048	1.352%	22,154,342	2,715,524
CMO Series 2020-22 Class SA
-1.0 x 30-day Average SOFR + 6.214% Cap 6.100% 04/25/2050	1.252%	31,483,475	3,974,609
CMO Series 2023-46 Class SD
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2050	1.152%	62,509,304	6,226,389
Fannie Mae REMICS(g),(h)
CMO Series 2022-90 Class GS
07/25/2050	1.124%	40,744,176	4,628,196
Federal Home Loan Mortgage Corp.
03/01/2052	2.500%	100,742,145	85,485,546
11/01/2052	4.000%	24,538,662	23,033,576
12/01/2052	5.000%	21,276,312	21,362,805
09/01/2053	5.500%	22,654,140	22,793,668
Federal Home Loan Mortgage Corp.(f),(h)
CMO Series 2013-101 Class HS
-1.0 x 30-day Average SOFR + 6.386% Cap 6.500% 10/25/2043	1.652%	9,470,401	1,232,469
CMO Series 3922 Class SH
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 09/15/2041	0.980%	1,954,582	159,436
CMO Series 4097 Class ST
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/15/2042	1.130%	729,451	88,352
CMO Series 4286 Class NS
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 12/15/2043	0.980%	882,864	104,641
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mortgage Opportunities Fund  | 2024

Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4620 Class AS
-1.0 x 30-day Average SOFR + 0.554% 11/15/2042	1.043%	972,865	86,448
CMO Series 4704 Class SK
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/15/2047	1.230%	7,842,528	877,431
CMO Series 4826 Class KS
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 09/15/2048	1.280%	8,197,021	974,955
CMO Series 4926 Class ST
-1.0 x 30-day Average SOFR + 5.966% Cap 6.080% 01/15/2040	1.160%	6,013,046	385,442
CMO Series 4987 Class KS
-1.0 x 30-day Average SOFR + 6.194% Cap 6.080% 06/25/2050	1.232%	8,859,774	1,273,368
CMO Series 4993 Class MS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2050	1.202%	17,357,359	2,573,204
CMO STRIPS Series 309 Class S4
-1.0 x 30-day Average SOFR + 5.856% Cap 5.970% 08/15/2043	1.050%	1,638,891	155,886
Federal Home Loan Mortgage Corp.(h)
CMO Series 4215 Class IL
07/15/2041	3.500%	176,375	5,327
CMO Series 5040 Class IH
11/25/2050	3.500%	10,688,912	1,836,023
CMO Series 5083 Class NI
12/25/2040	4.500%	9,245,426	1,634,687
CMO STRIPS Series 304 Class C67
12/15/2042	4.500%	1,337,199	183,777
Federal Home Loan Mortgage Corp. REMICS(f),(h)
CMO Series 4606 Class SL
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 12/15/2044	1.080%	40,161,141	3,961,202
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5119 Class QS
-1.0 x 30-day Average SOFR + 6.300% Cap 6.300% 06/25/2051	1.566%	35,643,781	5,155,007
CMO Series 5138 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 09/25/2047	1.252%	26,182,107	3,091,565
Federal Home Loan Mortgage Corp. REMICS(h)
CMO Series 5105 Class ID
05/25/2051	3.000%	35,569,691	5,988,307
CMO Series 5105 Class JI
03/25/2045	3.000%	22,404,252	2,151,245
CMO Series 5183 Class IO
01/25/2052	3.000%	37,600,385	5,705,238
Federal National Mortgage Association
04/01/2051	3.000%	11,416,157	10,052,476
08/01/2052	4.000%	35,888,015	33,978,546
09/01/2052	5.000%	18,046,670	17,852,223
06/01/2053- 01/01/2054	5.500%	62,610,778	63,055,114
Federal National Mortgage Association(h)
CMO Series 2012-152 Class EI
07/25/2031	3.000%	412,525	3,071
CMO Series 2021-3 Class TI
02/25/2051	2.500%	44,839,434	7,627,945
Federal National Mortgage Association(f),(h)
CMO Series 2013-101 Class CS
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 10/25/2043	1.052%	1,849,534	181,002
CMO Series 2013-97 Class SB
-1.0 x 30-day Average SOFR + 6.214% Cap 6.100% 06/25/2032	1.252%	46,333	165
CMO Series 2014-93 Class ES
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2045	1.302%	1,015,911	117,512
CMO Series 2015-27 Class AS
-1.0 x 30-day Average SOFR + 5.536% Cap 5.650% 05/25/2045	0.802%	8,317,095	677,684
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Mortgage Opportunities Fund  | 2024

Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-31 Class VS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2046	1.152%	1,112,357	126,222
CMO Series 2017-50 Class SB
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 07/25/2047	1.252%	6,752,032	815,257
CMO Series 2017-72 Class S
-1.0 x 30-day Average SOFR + 3.836% Cap 2.750% 09/25/2047	0.000%	17,673,118	673,519
CMO Series 2017-90 Class SP
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 11/25/2047	1.302%	7,047,564	841,786
CMO Series 2020-38 Class SE
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2050	1.202%	5,144,369	591,423
CMO Series 2020-38 Class WS
-1.0 x 30-day Average SOFR + 4.886% Cap 5.000% 06/25/2050	0.152%	20,632,973	1,658,146
Federal National Mortgage Association REMICS(f),(h)
CMO Series 2018-3 Class SB
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 02/25/2048	1.302%	21,979,240	2,767,140
CMO Series 2019-5 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 03/25/2049	1.252%	32,275,865	2,938,782
CMO Series 2020-34 Class S
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2050	1.202%	31,726,072	3,980,632
CMO Series 2020-54 Class AS
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 08/25/2050	1.302%	22,096,359	2,733,978
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-74 Class SD
-1.0 x 30-day Average SOFR + 6.600% Cap 6.600% 10/25/2054	1.866%	29,603,557	3,622,007
Freddie Mac REMICS(f),(h)
CMO Series 4979 Class YS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2050	1.202%	20,853,250	2,296,612
Government National Mortgage Association(f),(h)
CMO Series 2010-9 Class XD
-1.0 x 1-month Term SOFR + 6.486% Cap 6.600% 01/16/2040	1.875%	28,966,170	3,417,162
CMO Series 2014-6 Class SJ
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 01/20/2044	1.379%	8,255,212	828,679
CMO Series 2017-163 Class SD
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 11/20/2047	1.479%	8,594,166	1,266,075
CMO Series 2018-124 Class SG
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/20/2048	1.479%	8,496,065	1,069,039
CMO Series 2018-155 Class LS
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 11/20/2048	1.429%	7,069,447	788,646
CMO Series 2018-40 Class SC
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 03/20/2048	1.479%	5,515,754	625,803
CMO Series 2018-63 Class HS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 04/20/2048	1.479%	7,429,634	837,891
CMO Series 2018-63 Class SH
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 04/20/2048	1.479%	7,070,042	707,825
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mortgage Opportunities Fund  | 2024

Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-78 Class SB
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 06/20/2048	1.479%	6,258,961	797,210
CMO Series 2018-94 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 05/20/2048	1.479%	5,832,767	783,529
CMO Series 2019-103 Class SA
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/20/2049	1.329%	13,232,274	1,770,527
CMO Series 2019-128 Class YS
-1.0 x 1-month Term SOFR + 2.736% Cap 2.850% 10/20/2049	0.000%	34,659,620	270,307
CMO Series 2019-21 Class QS
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 10/20/2046	1.379%	28,102,225	3,504,440
CMO Series 2019-43 Class NS
-1.0 x 1-month Term SOFR + 3.156% Cap 3.270% 04/20/2049	0.000%	13,676,790	190,700
CMO Series 2020-104 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	1.479%	9,340,160	1,192,719
CMO Series 2020-133 Class DS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2050	1.579%	59,578,575	7,418,301
CMO Series 2020-148 Class SA
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 10/20/2050	1.579%	18,876,629	2,510,156
CMO Series 2020-160 Class AS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 10/20/2050	1.579%	31,367,495	4,718,725
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-175 Class NS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 11/20/2050	1.579%	21,983,385	3,122,452
CMO Series 2020-187 Class SE
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 12/20/2050	1.579%	17,099,280	2,424,984
CMO Series 2020-31 Class ES
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 03/20/2050	1.329%	17,955,637	2,337,492
CMO Series 2020-34 Class SA
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 03/20/2050	1.329%	20,747,846	2,734,186
CMO Series 2020-62 Class SK
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2050	1.429%	8,932,448	1,149,993
CMO Series 2020-67 Class KS
-1.0 x 1-month Term SOFR + 5.836% Cap 5.950% 05/20/2050	1.229%	18,013,130	2,085,679
CMO Series 2020-78 Class SD
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 06/20/2050	1.429%	23,478,670	2,811,996
CMO Series 2021-117 Class ES
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	1.579%	30,778,682	4,127,615
CMO Series 2021-117 Class HS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	1.579%	25,091,140	3,475,140
CMO Series 2021-119 Class SC
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	1.579%	26,523,625	3,496,448
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Mortgage Opportunities Fund  | 2024

Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-122 Class SB
-1.0 x 1-month Term SOFR + 2.486% Cap 2.600% 07/20/2051	0.000%	56,980,200	538,822
CMO Series 2021-122 Class SG
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	1.579%	58,472,366	7,714,762
CMO Series 2021-142 Class SL
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 08/20/2051	1.579%	60,522,164	8,459,364
CMO Series 2021-155 Class SM
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	1.579%	30,633,659	4,106,224
CMO Series 2021-156 Class SA
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	1.579%	44,561,901	6,216,938
CMO Series 2021-160 Class S
-1.0 x 30-day Average SOFR + 2.650% Cap 2.650% 09/20/2051	0.000%	77,356,748	682,635
CMO Series 2021-161 Class SL
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	1.579%	37,438,107	5,582,976
CMO Series 2021-193 Class ES
30-day Average SOFR + 1.700% 11/20/2051	0.000%	263,850,551	742,132
CMO Series 2021-42 Class SD
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 11/20/2050	1.579%	37,169,759	5,350,784
CMO Series 2021-42 Class SG
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 03/20/2051	1.579%	32,107,107	4,267,962
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-96 Class US
-1.0 x 30-day Average SOFR + 3.250% Cap 3.250% 06/20/2051	0.000%	43,780,928	916,558
CMO Series 2021-97 Class CS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 06/20/2051	1.579%	43,110,496	5,866,231
CMO Series 2022-161 Class SQ
-1.0 x 30-day Average SOFR + 5.350% Cap 5.350% 09/20/2052	0.589%	42,751,939	2,618,941
CMO Series 2022-168 Class ST
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 09/20/2052	1.239%	58,206,439	5,224,744
CMO Series 2022-46 Class SE
-1.0 x 30-day Average SOFR + 3.450% Cap 3.450% 03/20/2052	0.000%	25,091,223	464,418
CMO Series 2022-83 Class AS
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 06/20/2050	1.429%	23,503,030	3,034,937
CMO Series 2022-90 Class SJ
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 01/20/2050	1.329%	32,853,561	3,538,601
CMO Series 2023-101 Class CS
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 07/20/2053	1.239%	89,349,656	5,561,498
CMO Series 2023-113 Class CS
-1.0 x 30-day Average SOFR + 5.730% Cap 5.730% 08/20/2053	0.969%	15,693,874	1,031,318
CMO Series 2023-113 Class HS
1-month Term SOFR + 5.936% Cap 6.050% 09/20/2049	1.329%	53,206,355	6,343,985
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mortgage Opportunities Fund  | 2024

Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-115 Class SM
-1.0 x 30-day Average SOFR + 5.900% Cap 5.900% 08/20/2053	1.139%	57,200,937	2,690,652
CMO Series 2023-141 Class SQ
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 12/20/2049	1.329%	34,502,795	4,253,049
CMO Series 2023-173 Class SB
-1.0 x 30-day Average SOFR + 5.650% Cap 5.650% 11/20/2053	0.889%	66,939,270	4,856,243
CMO Series 2023-47 Class AS
-1.0 x 30-day Average SOFR + 6.350% Cap 6.350% 03/20/2053	1.589%	27,877,541	2,340,950
CMO Series 2023-66 Class BS
-1.0 x 30-day Average SOFR + 6.150% Cap 6.150% 05/20/2053	1.389%	23,351,421	1,883,785
CMO Series 2023-66 Class SQ
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 05/20/2053	0.639%	63,996,360	2,592,665
CMO Series 2024-51 Class US
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 03/20/2054	0.639%	36,406,980	1,351,846
CMO Series 2024-64 Class DS
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 04/20/2054	0.639%	52,090,825	2,619,153
CMO Series 2024-64 Class SY
-1.0 x 30-day Average SOFR + 5.900% Cap 5.900% 04/20/2054	1.010%	49,324,823	4,998,336
CMO Series 2024-79 Class SH
-1.0 x 30-day Average SOFR + 7.250% Cap 7.250% 05/20/2054	2.489%	22,312,903	3,399,195
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-97 Class KS
-1.0 x 30-day Average SOFR + 7.300% Cap 7.300% 06/20/2054	2.539%	28,850,464	4,281,262
Government National Mortgage Association(h)
CMO Series 2014-184 Class CI
11/16/2041	3.500%	4,376,520	462,448
CMO Series 2018-78 Class GI
04/20/2048	4.000%	5,822,886	852,246
CMO Series 2020-160 Class DI
10/20/2050	2.500%	17,021,224	2,571,284
CMO Series 2020-160 Class HI
10/20/2050	2.500%	13,897,621	1,810,792
CMO Series 2020-160 Class ID
10/20/2050	2.500%	12,313,245	1,855,038
CMO Series 2020-162 Class EI
10/20/2050	2.500%	12,693,792	1,914,833
CMO Series 2020-164 Class CI
11/20/2050	3.000%	15,652,000	2,470,737
CMO Series 2020-191 Class UC
12/20/2050	4.000%	19,245,192	3,880,337
CMO Series 2020-191 Class UM
12/20/2050	3.500%	28,155,927	4,548,362
CMO Series 2020-85 Class MI
06/20/2050	3.500%	11,725,607	2,460,218
CMO Series 2021-158 Class VI
09/20/2051	3.000%	31,214,614	4,985,155
CMO Series 2021-160 Class CI
09/20/2051	2.500%	64,270,781	8,715,504
CMO Series 2021-175 Class IJ
10/20/2051	3.000%	6,883,641	1,159,246
CMO Series 2021-24 Class MI
02/20/2051	3.000%	15,375,674	2,542,677
CMO Series 2021-29 Class HI
02/20/2051	3.500%	19,622,641	3,745,617
CMO Series 2021-44 Class CI
03/20/2051	3.000%	23,124,829	3,936,725
CMO Series 2021-44 Class MI
03/20/2051	3.000%	15,282,184	2,341,322
CMO Series 2021-58 Class IA
04/20/2051	3.500%	13,185,893	2,407,003
CMO Series 2021-7 Class IT
01/16/2051	3.000%	28,688,806	5,468,488
Government National Mortgage Association TBA(j)
12/20/2053	4.500%	240,000,000	231,567,881
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Mortgage Opportunities Fund  | 2024

Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(j)
12/13/2053	3.000%	117,000,000	101,971,592
12/13/2053	4.000%	567,500,000	530,707,840
12/13/2053	4.500%	633,000,000	607,789,623
12/13/2053	5.000%	261,000,000	256,090,363
12/12/2054	3.500%	403,420,484	365,651,601
12/12/2054	6.000%	260,000,000	263,042,751
Total Residential Mortgage-Backed Securities - Agency (Cost $3,036,217,551)			2,956,432,426

Residential Mortgage-Backed Securities - Non-Agency 46.3%

A&D Mortgage Trust(a),(k)
CMO Series 2024-NQM1 Class A1
02/25/2069	6.195%	4,111,544	4,128,379
Ajax Mortgage Loan Trust(a),(k)
CMO Series 2021-C Class A
01/25/2061	2.115%	3,934,799	3,880,162
Ajax Mortgage Loan Trust(a),(g)
Subordinated CMO Series 2021-E Class B2
12/25/2060	4.064%	8,617,660	4,940,561
AlphaFlow Transitional Mortgage Trust(a)
CMO Series 2021-WL1 Class A1
01/25/2026	3.280%	964,618	909,822
Angel Oak Mortgage Trust(a),(g)
CMO Series 2021-5 Class A3
07/25/2066	1.311%	3,976,600	3,406,855
Subordinated CMO Series 2019-6 Class B1
11/25/2059	3.941%	9,450,000	8,666,573
Angel Oak Mortgage Trust(a),(k)
CMO Series 2024-6 Class A1
11/25/2067	4.650%	9,621,982	9,448,478
Angel Oak Mortgage Trust I LLC(a),(g)
Subordinated CMO Series 2019-2 Class B2
03/25/2049	6.286%	4,800,000	4,845,835
Antler Mortgage Trust(a),(g)
CMO Series 2024-RTL1
05/25/2026	9.487%	4,961,447	4,997,995
Barclays Mortgage Trust(a),(k)
CMO Series 2021-NPL1 Class B
11/25/2051	4.625%	3,521,073	3,473,632
BRAVO Residential Funding Trust(a),(g)
CMO Series 2020-NQM1 Class B1
05/25/2060	5.086%	2,200,000	2,153,015
CMO Series 2020-NQM1 Class B2
05/25/2060	5.859%	2,800,000	2,740,140
Subordinated CMO Series 2021-NQM2 Class B1
03/25/2060	3.044%	6,626,000	5,912,585
Subordinated CMO Series 2021-NQM2 Class B2
03/25/2060	4.099%	4,100,000	3,519,510
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BRAVO Residential Funding Trust(a),(f)
CMO Series 2021-HE2 Class B1
30-day Average SOFR + 2.400% 11/25/2069	7.134%	6,000,000	6,002,019
Subordinated CMO Series 2021-HE1 Class B1
30-day Average SOFR + 2.500% 01/25/2070	7.357%	6,708,000	6,469,352
Subordinated CMO Series 2021-HE1 Class B2
30-day Average SOFR + 3.000% 01/25/2070	7.857%	4,129,000	3,889,558
Subordinated CMO Series 2021-HE2 Class B2
30-day Average SOFR + 3.400% 11/25/2069	8.134%	6,570,000	6,594,729
BVRT Financing Trust(a),(e),(f)
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	4.187%	19,503,560	19,503,560
CMO Series 2021-CRT1 Class M4
30-day Average SOFR + 3.614% Floor 3.500% 07/10/2032	8.927%	6,417,176	6,174,414
CHNGE Mortgage Trust(a),(g)
CMO Series 2022-1 Class M1
01/25/2067	3.990%	4,650,000	4,042,226
CMO Series 2023-3 Class M1
07/25/2058	8.271%	8,900,000	9,103,167
Subordinated CMO Series 2022-1 Class B1
01/25/2067	4.548%	8,350,000	7,068,891
Subordinated CMO Series 2022-1 Class B2
01/25/2067	4.548%	7,431,000	5,605,668
Subordinated CMO Series 2022-2 Class B1
03/25/2067	4.621%	4,569,000	3,683,141
Subordinated CMO Series 2023-1 Class B1
03/25/2058	8.237%	5,373,000	5,372,562
Subordinated CMO Series 2023-1 Class B2
03/25/2058	8.237%	5,829,000	5,765,459
Subordinated CMO Series 2023-2 Class B1
06/25/2058	8.182%	4,942,000	4,953,241
Subordinated CMO Series 2023-3 Class B1
07/25/2058	8.271%	3,700,000	3,700,488
CHNGE Mortgage Trust(a),(k)
CMO Series 2022-NQM1 Class M1
06/25/2067	5.820%	3,150,000	3,127,269
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mortgage Opportunities Fund  | 2024

Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CIM Trust(a),(k)
CMO Series 2021-NR1 Class A1
07/25/2055	5.569%	4,648,911	4,622,025
CMO Series 2021-NR2 Class A1
07/25/2059	2.568%	12,434,463	12,398,333
CMO Series 2021-NR4 Class A1
10/25/2061	2.816%	4,215,751	4,196,955
Citigroup Mortgage Loan Trust(a)
Subordinated CMO Series 2015-RP2 Class B5
01/25/2053	4.250%	13,206,596	9,779,362
Citigroup Mortgage Loan Trust(a),(l)
Subordinated CMO Series 2015-RP2 Class FB
01/25/2053	0.000%	1,356,700	534,189
Citigroup Mortgage Loan Trust(a),(g),(h)
Subordinated CMO Series 2015-RP2 Class XIO
01/25/2053	1.267%	35,695,113	1,173,891
Citigroup Mortgage Loan Trust(a),(g)
Subordinated CMO Series 2018-RP3 Class B3
03/25/2061	3.250%	10,497,650	7,585,960
COLT Mortgage Loan Trust(a),(g)
CMO Series 2020-2 Class M1
03/25/2065	5.250%	1,463,000	1,457,362
CMO Series 2021-3 Class A3
09/27/2066	1.419%	6,532,477	5,500,109
Subordinated CMO Series 2020-2 Class B1
03/25/2065	5.250%	3,716,000	3,682,342
Subordinated CMO Series 2021-4 Class B1
10/25/2066	3.764%	5,969,000	4,596,407
Subordinated CMO Series 2022-4 Class B2
03/25/2067	4.694%	4,993,000	4,318,638
Subordinated Series 2021-3 Class B1
09/27/2066	3.059%	2,502,000	1,752,355
Connecticut Avenue Securities Trust(a),(f)
Subordinated CMO Series 2021-R03 Class 1B2
30-day Average SOFR + 5.500% Floor 5.500% 12/25/2041	10.234%	7,059,000	7,388,066
Subordinated CMO Series 2022-R01 Class 1B2
30-day Average SOFR + 6.000% 12/25/2041	10.734%	10,350,000	10,891,400
Cross Mortgage Trust(a),(g)
CMO Series 2024-H7 Class A1
11/25/2069	5.585%	7,962,291	7,955,484
Deephaven Residential Mortgage Trust(a),(g)
Subordinated CMO Series 2020-2 Class B3
05/25/2065	5.841%	4,911,000	4,871,708
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2020-2 Class B4
05/25/2065	5.841%	10,551,372	9,805,734
Fannie Mae Connecticut Avenue Securities(a),(f)
Subordinated CMO Series 2021-R02 Class 2B2
30-day Average SOFR + 6.200% 11/25/2041	10.934%	11,350,000	11,970,492
FIGRE Trust(a),(g)
Subordinated CMO Series 2023-HE3 Class D
01/25/2042	7.747%	1,935,470	1,952,960
Subordinated CMO Series 2024-HE1 Class E
03/25/2054	8.323%	2,350,000	2,369,354
Subordinated CMO Series 2024-HE1 Class F
03/25/2054	10.029%	3,250,000	3,285,519
Subordinated CMO Series 2024-HE2 Class F
05/25/2054	9.790%	7,575,000	7,957,996
Subordinated CMO Series 2024-HE3 Class E
07/25/2054	7.551%	1,850,000	1,879,954
Subordinated CMO Series 2024-HE3 Class F
07/25/2054	9.261%	1,550,000	1,565,750
Subordinated CMO Series 2024-HE4 Class E
09/25/2054	6.809%	1,900,000	1,873,092
Subordinated CMO Series 2024-HE4 Class F
09/25/2054	8.482%	1,300,000	1,313,784
Subordinated CMO Series 2024-HE5 Class E
10/25/2054	7.010%	3,950,000	3,948,229
Subordinated CMO Series 2024-HE5 Class F
10/25/2054	8.630%	2,900,000	2,909,019
FMC GMSR Issuer Trust(a),(g)
CMO Series 2020-GT1 Class A
01/25/2026	4.450%	9,050,000	8,684,207
Freddie Mac STACR(f)
CMO Series 2020-CS02 Class M4
30-day Average SOFR + 0.000% 06/25/2033	4.617%	13,661,450	13,526,326
Freddie Mac STACR REMIC Trust(a),(f)
Subordinated CMO Series 2020-DNA6 Class B2
30-day Average SOFR + 5.650% 12/25/2050	10.384%	15,500,000	17,581,565
Subordinated CMO Series 2021-DNA1 Class B2
30-day Average SOFR + 4.750% 01/25/2051	9.484%	14,000,000	15,170,574
Subordinated CMO Series 2021-DNA5 Class B2
30-day Average SOFR + 5.500% 01/25/2034	10.234%	23,300,000	26,649,179
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Mortgage Opportunities Fund  | 2024

Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2021-DNA6 Class B2
30-day Average SOFR + 7.500% 10/25/2041	12.234%	7,450,000	8,025,282
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(f)
Subordinated CMO Series 2020-HQA5 Class B1
30-day Average SOFR + 4.000% 11/25/2050	8.734%	6,750,000	7,610,597
Subordinated CMO Series 2020-HQA5 Class B2
30-day Average SOFR + 7.400% 11/25/2050	12.134%	14,200,000	17,336,252
GCAT Trust(a),(g)
CMO Series 2019-NQM3 Class M1
11/25/2059	3.450%	5,650,000	5,265,688
Genworth Mortgage Insurance Corp.(a),(f)
CMO Series 2021-3 Class M1B
30-day Average SOFR + 2.900% Floor 2.900% 02/25/2034	7.634%	19,408,624	19,518,532
Subordinated CMO Series 2021-3 Class B1
30-day Average SOFR + 4.950% Floor 4.950% 02/25/2034	9.684%	7,500,000	7,693,276
Homeward Opportunities Fund I Trust(a),(g)
Subordinated CMO Series 2020-2 Class B1
05/25/2065	5.450%	3,750,000	3,650,663
Homeward Opportunities Fund Trust(a),(g)
CMO Series 2022-1 Class M1
07/25/2067	5.055%	3,000,000	2,855,941
HTAP(a)
CMO Series 2024-1 Class A
04/25/2037	7.000%	7,226,956	7,177,813
HTAP Issuer Trust(a)
CMO Series 2024-2 Class A
04/25/2042	6.500%	14,660,063	14,362,820
Subordinated CMO Series 2024-2 Class B
04/25/2042	7.500%	4,700,000	4,504,316
Imperial Fund Mortgage Trust(a),(g)
Subordinated CMO Series 2021-NQM3 Class B1
11/25/2056	4.138%	7,384,000	5,783,757
Subordinated CMO Series 2022-NQM3 Class B1
05/25/2067	4.433%	4,489,000	3,621,450
LHOME Mortgage Trust(a),(k)
CMO Series 2023-RTL3 Class A2
08/25/2028	9.000%	8,400,000	8,522,863
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-RTL1 Class A2
01/25/2029	9.165%	5,200,000	5,300,160
CMO Series 2024-RTL1 Class M
01/25/2029	11.949%	3,700,000	3,778,122
LHOME Mortgage Trust(a),(g)
CMO Series 2024-RTL5 Class M1
09/25/2039	6.823%	4,358,000	4,329,822
loanDepot GMSR Master Trust(a),(f)
Series 2018-GT1 Class A
1-month Term SOFR + 2.914% Floor 2.800% 10/16/2025	6.405%	7,580,000	7,541,252
Mello Mortgage Capital Acceptance(a),(k)
CMO Series 2024-SD1 Class M2
04/25/2054	4.000%	5,802,000	4,951,484
MFA Trust(a),(g)
CMO Series 2020-NQM3 Class M1
01/26/2065	2.654%	3,500,000	3,081,311
Subordinated CMO Series 2020-NQM3 Class B1
01/26/2065	3.661%	6,250,000	5,519,409
MFA Trust(k)
CMO Series 2024-NPL1 Class A1
10/25/2062	6.330%	17,821,377	17,844,372
New Residential Mortgage Loan Trust(a),(g),(h)
CMO Series 2014-1A Class AIO
01/25/2054	2.213%	3,318,796	159,221
New Residential Mortgage Loan Trust(a),(g)
Subordinated CMO Series 2019-RPL3 Class B4
07/25/2059	3.997%	9,250,000	6,613,720
Subordinated CMO Series 2022-NQM2 Class B1
03/27/2062	3.859%	2,887,000	2,160,729
Subordinated CMO Series 2024-RPL1 Class B4
01/25/2064	3.879%	6,748,000	4,337,066
Subordinated CMO Series 2024-RPL1 Class B5
01/25/2064	3.879%	5,287,000	2,938,942
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	1,945,953	1,909,224
NYMT Loan Trust(a),(k)
CMO Series 2024-BPL1 Class A1
02/25/2029	7.154%	6,850,000	6,910,344
NYMT Loan Trust(a),(g)
CMO Series 2024-CP1 Class A2
02/25/2068	3.987%	5,295,000	4,298,828
CMO Series 2024-CP1 Class M1
02/25/2068	3.987%	2,350,000	1,814,019
NYMT Trust(a),(k)
CMO Series 2024-RR1 Class A
05/25/2064	7.375%	14,456,299	14,498,182
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mortgage Opportunities Fund  | 2024

Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oaktown Re VI Ltd.(a),(f)
CMO Series 2021-1A Class B1
30-day Average SOFR + 5.500% Floor 5.500% 10/25/2033	10.234%	2,373,000	2,464,009
CMO Series 2021-1A Class M2
30-day Average SOFR + 3.950% Floor 3.950% 10/25/2033	8.684%	6,500,000	6,683,393
OBX Trust(a),(g)
CMO Series 2021-NQM2 Class A1
05/25/2061	1.101%	7,252,185	5,970,092
CMO Series 2021-NQM3 Class A1
07/25/2061	1.054%	5,335,904	4,358,474
OBX Trust(a),(k)
CMO Series 2024-NQM16 Class A1
10/25/2064	5.530%	5,221,180	5,216,261
OSAT Trust(a),(k)
CMO Series 2021-RPL1 Class A2
05/25/2065	6.967%	5,146,841	4,917,092
Point Securitization Trust(a),(g)
CMO Series 2021-1 Class A1
02/25/2052	3.228%	9,574,561	9,359,523
Preston Ridge Partners Mortgage(a),(k)
CMO Series 2021-4 Class A2
04/25/2026	3.474%	5,571,425	5,513,687
Preston Ridge Partners Mortgage LLC(a),(k)
CMO Series 2020-4 Class A1
10/25/2025	2.610%	5,343,271	5,399,865
CMO Series 2020-6 Class A2
11/25/2025	4.703%	2,493,293	2,445,801
Preston Ridge Partners Mortgage Trust(a),(k)
CMO Series 2021-5 Class A2
06/25/2026	3.721%	16,813,585	16,668,393
CMO Series 2023-RCF1 Class M2
06/25/2053	4.000%	7,802,000	6,877,754
CMO Series 2023-RCF2 Class M1
11/25/2053	4.000%	1,724,000	1,606,245
CMO Series 2023-RCF2 Class M2
11/25/2053	4.000%	3,688,000	3,191,495
Preston Ridge Partners Mortgage Trust(a),(g)
CMO Series 2021-8 Class A1
09/25/2026	4.743%	11,143,397	10,997,250
PRET LLC(a),(k)
CMO Series 2024-NPL1 Class A1
01/25/2054	7.143%	3,783,712	3,807,707
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-NPL1 Class A2
01/25/2054	9.798%	13,500,000	13,481,944
CMO Series 2024-NPL2 Class A2
02/25/2054	10.037%	6,500,000	6,528,308
CMO Series 2024-NPL3 Class A1
04/27/2054	7.520%	3,756,995	3,779,983
CMO Series 2024-NPL3 Class A2
04/27/2054	10.038%	5,600,000	5,624,832
CMO Series 2024-NPL4 Class A2
07/25/2054	9.437%	8,500,000	8,471,817
CMO Series 2024-NPL5 Class A1
09/25/2054	5.963%	10,266,549	10,234,885
CMO Series 2024-NPL5 Class A2
09/25/2054	8.835%	5,000,000	4,931,813
CMO Series 2024-NPL6 Class A1
10/25/2054	5.926%	11,200,000	11,242,384
CMO Series 2024-NPL6 Class A2
10/25/2054	8.836%	10,875,000	10,892,637
CMO Series 2024-NPL7 Class A2
10/25/2054	8.956%	10,000,000	10,040,772
CMO Series 2024-RN1 Class A1
03/25/2054	7.143%	8,874,613	8,942,361
Pretium Mortgage Credit Partners(a),(k)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	11,210,788	11,176,317
Pretium Mortgage Credit Partners LLC(a),(k)
CMO Series 2021-NPL6 Class A2
07/25/2051	5.071%	11,146,910	10,941,897
CMO Series 2021-RN2 Class A1
07/25/2051	4.744%	2,968,088	2,941,451
PRKCM Trust(a),(g)
CMO Series 2022-AFC1 Class A3
04/25/2057	4.100%	6,307,832	5,743,404
PRPM LLC(a),(k)
CMO Series 2024-5 Class A1
09/25/2029	5.689%	5,334,291	5,307,566
CMO Series 2024-5 Class A2
09/25/2029	9.076%	2,800,000	2,805,115
CMO Series 2024-RCF1 Class M1
01/25/2054	4.000%	1,850,000	1,707,673
CMO Series 2024-RCF1 Class M2
01/25/2054	4.000%	9,750,000	8,374,920
CMO Series 2024-RCF2 Class M1
03/25/2054	3.750%	2,800,000	2,550,444
CMO Series 2024-RCF2 Class M2
03/25/2054	3.750%	11,150,000	9,398,244
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Mortgage Opportunities Fund  | 2024

Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-RCF3 Class M2
05/25/2054	4.000%	2,250,000	1,904,555
CMO Series 2024-RCF4 Class M1
07/25/2054	4.000%	2,335,000	2,129,555
CMO Series 2024-RCF4 Class M2
07/25/2054	4.000%	1,910,000	1,606,150
CMO Series 2024-RCF6 Class M1
10/25/2054	4.000%	2,350,000	2,112,819
CMO Series 2024-RCF6 Class M2
10/25/2054	4.000%	4,088,000	3,401,178
PRPM LLC(a),(c),(e),(k)
CMO Series 2024-7 Class A1
12/25/2029	5.863%	9,050,000	9,050,000
PRPM LLC(a),(j),(k)
CMO Series 2024-8 Class A1
12/25/2029	5.911%	5,300,000	5,299,957
CMO Series 2024-8 Class A2
12/25/2029	8.836%	6,100,000	6,099,949
CMO Series 2024-RPL4 Class M1
12/25/2054	4.000%	4,700,000	4,205,734
CMO Series 2024-RPL4 Class M2
12/25/2054	4.000%	4,408,000	3,590,327
PRPM Trust(a),(g)
Subordinated CMO Series 2022-NQM1 Class B1
08/25/2067	5.432%	4,608,000	4,477,210
Subordinated CMO Series 2023-NQM1 Class B1
01/25/2068	6.328%	2,700,000	2,671,537
Subordinated CMO Series 2023-NQM3 Class B2
11/25/2068	7.482%	2,043,000	1,977,980
Radnor Re Ltd.(a),(f)
Subordinated CMO Series 2021-1 Class B1
30-day Average SOFR + 4.000% Floor 4.000% 12/27/2033	8.734%	4,750,000	4,800,829
RCO VII Mortgage LLC(a),(k)
CMO Series 2024-1 Class A2
01/25/2029	9.575%	15,873,000	15,653,516
Residential Mortgage Loan Trust(a),(g)
CMO Series 2019-3 Class M1
09/25/2059	3.257%	6,378,000	6,213,957
Subordinated CMO Series 2020-1 Class B1
01/26/2060	3.946%	3,938,000	3,690,756
RUN Trust(a),(g)
CMO Series 2022-NQM1 Class M1
03/25/2067	4.038%	5,595,000	4,671,821
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Saluda Grade Alternative Mortgage Trust(a),(g)
Subordinated CMO Series 2022-INV1 Class B1
04/25/2067	4.676%	5,198,000	4,188,335
Subordinated CMO Series 2022-INV1 Class B2
04/25/2067	4.676%	4,958,000	3,709,644
Saluda Grade Alternative Mortgage Trust(a),(c),(e),(g)
Subordinated CMO Series 2023-FIG3 Class CE
08/25/2053	4.312%	7,302,496	9,140,534
Subordinated CMO Series 2023-FIG4 Class CE
11/25/2053	49.381%	8,714,934	14,886,850
Stanwich Mortgage Loan Co. LLC(a),(k)
CMO Series 2021-NPB1 Class A1
10/16/2026	6.235%	1,732,795	1,730,702
CMO Series 2021-NPB1 Class A2
10/16/2026	4.375%	15,500,000	14,865,557
Starwood Mortgage Residential Trust(a),(g)
CMO Series 2020-3 Class B1
04/25/2065	4.750%	4,750,000	4,331,456
CMO Series 2021-3 Class A1
06/25/2056	1.127%	3,988,801	3,417,490
Starwood Mortgage Residential Trust(a)
Subordinated CMO Series 2020-INV1 Class B1
11/25/2055	3.257%	3,200,000	2,794,055
Subordinated CMO Series 2020-INV1 Class B2
11/25/2055	4.261%	1,400,000	1,251,369
Toorak Mortgage Trust(a),(g)
CMO Series 2024-RRTL2 Class M1
09/25/2039	7.257%	5,375,000	5,344,063
Subordinated CMO Series 2024-RRTL1 Class B1
02/25/2039	10.222%	3,500,000	3,576,736
Subordinated CMO Series 2024-RRTL2 Class B1
09/25/2039	8.178%	2,750,000	2,734,407
Triangle Re Ltd.(a),(f)
CMO Series 2021-2 Class M2
1-month Term SOFR + 5.614% Floor 5.500% 10/25/2033	10.202%	10,000,000	10,356,546
Subordinated CMO Series 2021-2 Class B1
1-month Term SOFR + 7.614% Floor 7.500% 10/25/2033	12.202%	7,100,000	7,520,336
Vericrest Opportunity Loan Transferee(a),(k)
CMO Series 2021-NPL4 Class A1
03/27/2051	2.240%	3,574,776	3,548,381
Vericrest Opportunity Loan Transferee XCIV LLC(a),(k)
CMO Series 2021-NPL3 Class A1
02/27/2051	2.240%	4,116,015	4,095,312
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mortgage Opportunities Fund  | 2024

Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vericrest Opportunity Loan Transferee XCVI LLC(a),(k)
CMO Series 2021-NPL5 Class A1
03/27/2051	5.116%	6,301,641	6,294,628
Vericrest Opportunity Loan Transferee XCVII LLC(a),(k)
CMO Series 2021-NPL6 Class A1
04/25/2051	5.240%	6,783,977	6,783,242
Verus Securitization Trust(a),(g)
CMO Series 2021-4 Class A1
07/25/2066	0.938%	7,892,869	6,575,835
Subordinated CMO Series 2020-1 Class B1
01/25/2060	3.624%	6,000,000	5,693,639
Subordinated CMO Series 2020-4 Class B2
05/25/2065	5.600%	2,000,000	1,977,586
Subordinated CMO Series 2022-2 Class B2
02/25/2067	4.285%	4,493,200	3,470,496
Subordinated CMO Series 2023-1 Class B1
12/25/2067	6.903%	7,000,000	6,954,774
Subordinated CMO Series 2023-INV1 Class B1
02/25/2068	7.532%	4,198,000	4,178,554
Subordinated Series 2021-5 Class B1
09/25/2066	3.037%	3,800,000	2,709,494
Subordinated Series 2021-5 Class B2
09/25/2066	3.941%	3,500,000	2,610,506
Verus Securitization Trust(a)
CMO Series 2021-R2 Class M1
02/25/2064	2.244%	3,781,000	3,134,537
Visio Trust(a),(g)
CMO Series 2019-2 Class M1
11/25/2054	3.260%	1,400,000	1,278,419
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2019-2 Class B1
11/25/2054	3.910%	1,200,000	1,115,510
Vista Point Securitization Trust(a),(g)
Subordinated CMO Series 2020-1 Class B1
03/25/2065	5.375%	2,000,000	1,946,456
Subordinated CMO Series 2024-CES2 Class B1
10/25/2054	7.498%	2,500,000	2,468,911
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $1,071,064,082)			1,091,981,061

Call Option Contracts Purchased 0.7%
Value ($)
(Cost $21,016,301)	16,649,354

Put Option Contracts Purchased 0.1%

(Cost $8,697,850)	1,242,712

Money Market Funds 6.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.802%(m),(n)	158,629,717	158,597,992
Total Money Market Funds (Cost $158,574,204)		158,597,992
Total Investments in Securities (Cost: $4,807,203,918)		4,670,402,560
Other Assets & Liabilities, Net		(2,312,510,906)
Net Assets		2,357,891,654
At November 30, 2024, securities and/or cash totaling $53,911,291 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month SOFR	4,962	06/2026	USD	1,194,415,425	—	(541,558)
U.S. Treasury 5-Year Note	7,403	03/2025	USD	796,574,371	6,229,595	—
U.S. Treasury Ultra Bond	107	03/2025	USD	13,609,063	157,199	—
Total					6,386,794	(541,558)

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Mortgage Opportunities Fund  | 2024

Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month SOFR	(4,962)	06/2025	USD	(1,188,336,975)	1,478,151	—
U.S. Long Bond	(1,615)	03/2025	USD	(192,992,500)	—	(2,069,850)
U.S. Treasury 10-Year Note	(12,570)	03/2025	USD	(1,397,626,875)	—	(6,862,302)
U.S. Treasury 2-Year Note	(4,130)	03/2025	USD	(851,231,723)	—	(2,620,279)
Total					1,478,151	(11,552,431)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	180,000,000	180,000,000	3.80	04/10/2025	5,526,001	4,205,754
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	150,000,000	150,000,000	3.60	05/08/2025	2,550,000	2,721,135
10-Year OTC interest rate swap with Goldman Sachs International to receive exercise rate and pay SOFR	Goldman Sachs International	USD	100,000,000	100,000,000	3.25	08/19/2025	3,065,000	1,298,270
5-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	150,000,000	150,000,000	3.90	12/06/2024	2,205,000	980,040
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	367,000,000	367,000,000	4.00	05/07/2025	7,670,300	7,444,155
Total							21,016,301	16,649,354

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	60,000,000	60,000,000	4.50	04/25/2025	1,473,000	213,090
10-Year OTC interest rate swap with Goldman Sachs International to receive SOFR and pay exercise rate	Goldman Sachs International	USD	207,000,000	207,000,000	4.50	04/16/2025	4,874,850	668,962
10-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	100,000,000	100,000,000	4.50	04/28/2025	2,350,000	360,660
Total							8,697,850	1,242,712

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
SOFR	Fixed rate of 3.684%	Receives Annually, Pays Annually	Morgan Stanley	10/24/2031	USD	390,476,000	1,558,868	—	—	1,558,868	—
SOFR	Fixed rate of 3.814%	Receives Annually, Pays Annually	Morgan Stanley	11/04/2034	USD	281,964,000	(1,765,109)	—	—	—	(1,765,109)
Total							(206,241)	—	—	1,558,868	(1,765,109)

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mortgage Opportunities Fund  | 2024

Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	10,000,000	1,237,502	(4,167)	308,435	—	924,900	—
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	10,000,000	1,237,499	(4,167)	1,338,736	—	—	(105,404)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	20,500,000	2,536,873	(8,542)	4,937,946	—	—	(2,409,615)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	50,000,000	6,187,495	(20,833)	12,850,209	—	—	(6,683,547)
Markit CMBX North America Index, Series 11 BBB-	Goldman Sachs International	11/18/2054	3.000	Monthly	USD	10,000,000	1,237,499	(4,167)	1,444,638	—	—	(211,306)
Total							12,436,868	(41,876)	20,879,964	—	924,900	(9,409,872)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 42	Morgan Stanley	06/20/2029	5.000	Quarterly	USD	83,000,000	(2,765,324)	—	—	—	(2,765,324)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	14.233	USD	10,000,000	(1,750,323)	4,167	—	(2,045,885)	299,729	—
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	14.233	USD	20,000,000	(3,500,645)	8,333	—	(2,269,753)	—	(1,222,559)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	14.233	USD	8,800,000	(1,540,285)	3,667	—	(1,911,516)	374,898	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	14.233	USD	16,500,000	(2,888,033)	6,875	—	(3,058,843)	177,685	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	14.233	USD	13,000,000	(2,275,420)	5,417	—	(1,919,455)	—	(350,548)
Markit CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	24.386	USD	1,156,371	(206,713)	482	—	(86,654)	—	(119,577)
Markit CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	24.386	USD	2,267,395	(405,316)	945	—	(111,545)	—	(292,826)
Markit CMBX North America Index, Series 8 BBB-	Morgan Stanley	10/17/2057	3.000	Monthly	32.723	USD	2,395,383	(308,479)	998	—	(465,653)	158,172	—
Total								(12,875,214)	30,884	—	(11,869,304)	1,010,484	(1,985,510)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Mortgage Opportunities Fund  | 2024

Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
SOFR	Secured Overnight Financing Rate	4.570%
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2024, the total value of these securities amounted to $1,502,884,835, which represents 63.74% of total net assets.

(b)	Principal amount represents ownership shares of the Trust.
(c)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2024, the total value of these securities amounted to $47,708,453, which represents 2.02% of total net assets.

(d)
Security represents a pool of loans that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions (i.e. principal and interest, net of fees and expenses) that are tied to the payments made by the borrower on the underlying loans. Due to the structure of the security the cash payments received are not known until the time of payment. The interest rate shown is the stated coupon rate as of November 30, 2024 and is not reflective of the cash flow payments.

(e)	Valuation based on significant unobservable inputs.
(f)	Variable rate security. The interest rate shown was the current rate as of November 30, 2024.
(g)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of November 30, 2024.

(h)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(i)	Represents a security in default.
(j)	Represents a security purchased on a when-issued basis.
(k)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of November 30, 2024.

(l)	Zero coupon bond.
(m)	The rate shown is the seven-day current annualized yield at November 30, 2024.
(n)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.802%
	122,883,619	778,654,470	(742,937,662)	(2,435)	158,597,992	(4,767)	4,195,634	158,629,717
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
USD	US Dollar
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mortgage Opportunities Fund  | 2024

Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency	—	368,678,576	14,631,069	383,309,645
Commercial Mortgage-Backed Securities - Agency	—	3,224,543	—	3,224,543
Commercial Mortgage-Backed Securities - Non-Agency	—	58,964,827	—	58,964,827
Residential Mortgage-Backed Securities - Agency	—	2,956,432,426	—	2,956,432,426
Residential Mortgage-Backed Securities - Non-Agency	—	1,033,225,703	58,755,358	1,091,981,061
Call Option Contracts Purchased	—	16,649,354	—	16,649,354
Put Option Contracts Purchased	—	1,242,712	—	1,242,712
Money Market Funds	158,597,992	—	—	158,597,992
Total Investments in Securities	158,597,992	4,438,418,141	73,386,427	4,670,402,560
Investments in Derivatives
Asset
Futures Contracts	7,864,945	—	—	7,864,945
Swap Contracts	—	3,494,252	—	3,494,252
Liability
Futures Contracts	(12,093,989)	—	—	(12,093,989)
Swap Contracts	—	(15,925,815)	—	(15,925,815)
Total	154,368,948	4,425,986,578	73,386,427	4,653,741,953
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Mortgage Opportunities Fund  | 2024

Portfolio of Investments (continued)
November 30, 2024 (Unaudited)
Fair value measurements   (continued)
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
	Balance as of 05/31/2024 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 11/30/2024 ($)
Asset-Backed Securities — Non-Agency	30,708,798	(1,453,848)	(5,572,314)	2,954,730	7,273,222	(15,755,316)	—	(3,524,203)	14,631,069
Residential Mortgage-Backed Securities — Non-Agency	90,448,515	(374,524)	(523,435)	(577,170)	9,049,867	(23,751,895)	—	(15,516,000)	58,755,358
Total	121,157,313	(1,828,372)	(6,095,749)	2,377,560	16,323,089	(39,507,211)	—	(19,040,203)	73,386,427
(a) Change in unrealized appreciation (depreciation) relating to securities held at November 30, 2024 was $2,576,464, which is comprised of Asset-Backed Securities — Non-Agency of $2,874,555 and Residential Mortgage-Backed Securities — Non-Agency of $(298,091).
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. The following table is a summary of valuation technique(s) used to value the Fund’s investments at November 30, 2024:
	Valuation Technique	Value ($)
Asset-Backed Securities - Non-Agency	Single Market Quotes from Broker	14,631,069
Residential Mortgage-Backed Securities - Non-Agency	Single Market Quotes from Broker	58,755,358
Total		73,386,427
The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would have resulted in a significantly higher (lower) fair value measurement.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mortgage Opportunities Fund  | 2024

Statement of Assets and Liabilities
November 30, 2024 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $4,618,915,563)	$4,493,912,502
Affiliated issuers (cost $158,574,204)	158,597,992
Option contracts purchased (cost $29,714,151)	17,892,066
Margin deposits on:
Futures contracts	38,380,249
Swap contracts	15,531,042
Unrealized appreciation on swap contracts	1,935,384
Upfront payments on swap contracts	20,879,964
Receivable for:
Investments sold	250,385
Investments sold on a delayed delivery basis	121,058,889
Capital shares sold	543,577
Dividends	577,599
Interest	11,667,216
Variation margin for futures contracts	1,692,698
Expense reimbursement due from Investment Manager	2,318
Prepaid expenses	12,888
Other assets	13,775
Total assets	4,882,948,544
Liabilities
Due to custodian	205,326
Unrealized depreciation on swap contracts	11,395,382
Upfront receipts on swap contracts	11,869,304
Payable for:
Investments purchased	7,273,222
Investments purchased on a delayed delivery basis	2,485,253,355
Capital shares redeemed	864,456
Variation margin for futures contracts	5,601,073
Variation margin for swap contracts	2,127,085
Management services fees	81,969
Distribution and/or service fees	8,512
Transfer agent fees	143,065
Compensation of chief compliance officer	201
Compensation of board members	3,075
Other expenses	105,493
Deferred compensation of board members	125,372
Total liabilities	2,525,056,890
Net assets applicable to outstanding capital stock	$2,357,891,654
Represented by
Paid in capital	3,310,379,225
Total distributable earnings (loss)	(952,487,571)
Total - representing net assets applicable to outstanding capital stock	$2,357,891,654
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Mortgage Opportunities Fund  | 2024

Statement of Assets and Liabilities (continued)
November 30, 2024 (Unaudited)
Class A
Net assets	$470,155,257
Shares outstanding	57,253,298
Net asset value per share	$8.21
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$8.46
Class C
Net assets	$38,891,521
Shares outstanding	4,738,280
Net asset value per share	$8.21
Institutional Class
Net assets	$1,189,107,070
Shares outstanding	144,916,238
Net asset value per share	$8.21
Institutional 2 Class
Net assets	$452,112,455
Shares outstanding	55,146,839
Net asset value per share	$8.20
Institutional 3 Class
Net assets	$199,368,297
Shares outstanding	24,289,089
Net asset value per share	$8.21
Class S
Net assets	$8,257,054
Shares outstanding	1,006,147
Net asset value per share	$8.21
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mortgage Opportunities Fund  | 2024

Statement of Operations
Six Months Ended November 30, 2024 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$4,195,634
Interest	68,332,994
Interfund lending	846
Total income	72,529,474
Expenses:
Management services fees	7,366,269
Distribution and/or service fees
Class A	510,323
Class C	193,081
Transfer agent fees
Class A	201,119
Advisor Class	46,439
Class C	19,018
Institutional Class	537,847
Institutional 2 Class	130,944
Institutional 3 Class	6,237
Class S	1,303
Custodian fees	21,828
Printing and postage fees	70,183
Registration fees	87,639
Accounting services fees	26,619
Legal fees	18,681
Interest on collateral	1,295,778
Compensation of chief compliance officer	201
Compensation of board members	16,287
Deferred compensation of board members	14,780
Other	24,961
Total expenses	10,589,537
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(227,954)
Total net expenses	10,361,583
Net investment income	62,167,891
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	47,146,438
Investments — affiliated issuers	(4,767)
Futures contracts	(12,245,599)
Option contracts purchased	(2,210,515)
Option contracts written	3,417,000
Swap contracts	(1,001,277)
Net realized gain	35,101,280
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	86,061,731
Investments — affiliated issuers	(2,435)
Futures contracts	(12,099,775)
Option contracts purchased	12,647,366
Swap contracts	(1,592,241)
Net change in unrealized appreciation (depreciation)	85,014,646
Net realized and unrealized gain	120,115,926
Net increase in net assets resulting from operations	$182,283,817
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Mortgage Opportunities Fund  | 2024

Statement of Changes in Net Assets

	Six Months Ended November 30, 2024 (Unaudited)	Year Ended May 31, 2024
Operations
Net investment income	$62,167,891	$146,588,467
Net realized gain (loss)	35,101,280	(207,530,983)
Net change in unrealized appreciation (depreciation)	85,014,646	131,793,618
Net increase in net assets resulting from operations	182,283,817	70,851,102
Distributions to shareholders
Net investment income and net realized gains
Class A	(11,354,153)	(23,110,478)
Advisor Class	(2,857,185)	(7,461,286)
Class C	(925,475)	(2,372,287)
Institutional Class	(31,500,751)	(77,074,074)
Institutional 2 Class	(13,847,047)	(32,329,358)
Institutional 3 Class	(6,041,957)	(13,654,627)
Class S	(75,322)	—
Total distributions to shareholders	(66,601,890)	(156,002,110)
Increase (decrease) in net assets from capital stock activity	25,499,675	(204,834,427)
Total increase (decrease) in net assets	141,181,602	(289,985,435)
Net assets at beginning of period	2,216,710,052	2,506,695,487
Net assets at end of period	$2,357,891,654	$2,216,710,052
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mortgage Opportunities Fund  | 2024

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	November 30, 2024 (Unaudited)		May 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	13,225,927	109,013,159	8,577,622	67,302,962
Distributions reinvested	1,392,400	11,349,503	2,957,553	23,099,138
Shares redeemed	(4,777,540)	(38,824,684)	(7,893,149)	(61,576,805)
Net increase	9,840,787	81,537,978	3,642,026	28,825,295
Advisor Class
Shares sold	2,845,268	23,436,015	6,327,173	49,547,940
Distributions reinvested	351,002	2,857,185	957,392	7,455,804
Shares redeemed	(14,975,873)	(121,044,213)	(14,043,852)	(108,896,040)
Net decrease	(11,779,603)	(94,751,013)	(6,759,287)	(51,892,296)
Class C
Shares sold	377,374	3,102,347	663,519	5,247,208
Distributions reinvested	112,845	919,808	302,308	2,357,517
Shares redeemed	(579,535)	(4,710,812)	(2,446,178)	(19,207,164)
Net decrease	(89,316)	(688,657)	(1,480,351)	(11,602,439)
Institutional Class
Shares sold	33,502,230	273,095,607	68,544,782	540,415,458
Distributions reinvested	3,850,643	31,362,158	9,757,906	76,103,144
Shares redeemed	(29,450,346)	(240,222,866)	(108,389,949)	(845,887,178)
Net increase (decrease)	7,902,527	64,234,899	(30,087,261)	(229,368,576)
Institutional 2 Class
Shares sold	10,619,499	87,514,426	37,204,763	291,830,318
Distributions reinvested	1,697,535	13,822,821	4,135,752	32,223,277
Shares redeemed	(14,490,480)	(117,494,772)	(36,280,563)	(283,925,279)
Net increase (decrease)	(2,173,446)	(16,157,525)	5,059,952	40,128,316
Institutional 3 Class
Shares sold	1,826,412	14,948,554	8,582,439	67,605,908
Distributions reinvested	741,400	6,041,290	1,739,952	13,579,990
Shares redeemed	(4,648,840)	(38,023,928)	(7,963,771)	(62,110,625)
Net increase (decrease)	(2,081,028)	(17,034,084)	2,358,620	19,075,273
Class S
Shares sold	1,163,049	9,638,715	—	—
Distributions reinvested	9,293	75,286	—	—
Shares redeemed	(166,195)	(1,355,924)	—	—
Net increase	1,006,147	8,358,077	—	—
Total net increase (decrease)	2,626,068	25,499,675	(27,266,301)	(204,834,427)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Mortgage Opportunities Fund  | 2024

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Columbia Mortgage Opportunities Fund  | 2024

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 11/30/2024 (Unaudited)	$7.79	0.21	0.44	0.65	(0.23)	—	(0.23)
Year Ended 5/31/2024	$8.04	0.46	(0.21)	0.25	(0.50)	—	(0.50)
Year Ended 5/31/2023	$9.59	0.56	(1.54)	(0.98)	(0.57)	—	(0.57)
Year Ended 5/31/2022	$10.87	0.48	(1.30)	(0.82)	(0.40)	(0.06)	(0.46)
Year Ended 5/31/2021	$9.35	0.47	1.66	2.13	(0.43)	(0.18)	(0.61)
Year Ended 5/31/2020	$10.19	0.40	(0.85)	(0.45)	(0.31)	(0.08)	(0.39)
Class C
Six Months Ended 11/30/2024 (Unaudited)	$7.79	0.18	0.44	0.62	(0.20)	—	(0.20)
Year Ended 5/31/2024	$8.04	0.41	(0.22)	0.19	(0.44)	—	(0.44)
Year Ended 5/31/2023	$9.58	0.50	(1.53)	(1.03)	(0.51)	—	(0.51)
Year Ended 5/31/2022	$10.87	0.39	(1.30)	(0.91)	(0.32)	(0.06)	(0.38)
Year Ended 5/31/2021	$9.35	0.40	1.65	2.05	(0.35)	(0.18)	(0.53)
Year Ended 5/31/2020	$10.19	0.32	(0.84)	(0.52)	(0.24)	(0.08)	(0.32)
Institutional Class
Six Months Ended 11/30/2024 (Unaudited)	$7.79	0.22	0.44	0.66	(0.24)	—	(0.24)
Year Ended 5/31/2024	$8.03	0.49	(0.21)	0.28	(0.52)	—	(0.52)
Year Ended 5/31/2023	$9.58	0.59	(1.55)	(0.96)	(0.59)	—	(0.59)
Year Ended 5/31/2022	$10.86	0.49	(1.28)	(0.79)	(0.43)	(0.06)	(0.49)
Year Ended 5/31/2021	$9.35	0.50	1.65	2.15	(0.46)	(0.18)	(0.64)
Year Ended 5/31/2020	$10.19	0.42	(0.84)	(0.42)	(0.34)	(0.08)	(0.42)
Institutional 2 Class
Six Months Ended 11/30/2024 (Unaudited)	$7.78	0.22	0.44	0.66	(0.24)	—	(0.24)
Year Ended 5/31/2024	$8.03	0.49	(0.22)	0.27	(0.52)	—	(0.52)
Year Ended 5/31/2023	$9.58	0.59	(1.54)	(0.95)	(0.60)	—	(0.60)
Year Ended 5/31/2022	$10.86	0.50	(1.29)	(0.79)	(0.43)	(0.06)	(0.49)
Year Ended 5/31/2021	$9.35	0.50	1.65	2.15	(0.46)	(0.18)	(0.64)
Year Ended 5/31/2020	$10.18	0.42	(0.83)	(0.41)	(0.34)	(0.08)	(0.42)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Mortgage Opportunities Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 11/30/2024 (Unaudited)	$8.21	8.34%	1.12% (c)	1.10% (c)	5.14%	352%	$470,155
Year Ended 5/31/2024	$7.79	3.24%	1.06% (c)	1.04% (c)	5.91%	713%	$369,398
Year Ended 5/31/2023	$8.04	(10.26% )	1.03% (c)	1.03% (c),(d)	6.60%	624%	$351,898
Year Ended 5/31/2022	$9.59	(7.79% )	0.99% (c)	0.99% (c),(d)	4.58%	340%	$409,868
Year Ended 5/31/2021	$10.87	23.28%	1.01% (c)	1.00% (c),(d)	4.56%	496%	$191,161
Year Ended 5/31/2020	$9.35	(4.54% )	1.04% (c),(e)	1.01% (c),(e)	3.97%	819%	$92,796
Class C
Six Months Ended 11/30/2024 (Unaudited)	$8.21	7.94%	1.87% (c)	1.85% (c)	4.40%	352%	$38,892
Year Ended 5/31/2024	$7.79	2.47%	1.81% (c)	1.79% (c)	5.17%	713%	$37,592
Year Ended 5/31/2023	$8.04	(10.84% )	1.78% (c)	1.78% (c),(d)	5.85%	624%	$50,691
Year Ended 5/31/2022	$9.58	(8.57% )	1.74% (c)	1.74% (c),(d)	3.70%	340%	$76,327
Year Ended 5/31/2021	$10.87	22.37%	1.76% (c)	1.75% (c),(d)	3.82%	496%	$71,915
Year Ended 5/31/2020	$9.35	(5.26% )	1.79% (c),(e)	1.76% (c),(e)	3.26%	819%	$40,482
Institutional Class
Six Months Ended 11/30/2024 (Unaudited)	$8.21	8.48%	0.87% (c)	0.85% (c)	5.40%	352%	$1,189,107
Year Ended 5/31/2024	$7.79	3.64%	0.81% (c)	0.79% (c)	6.17%	713%	$1,066,730
Year Ended 5/31/2023	$8.03	(10.04% )	0.78% (c)	0.77% (c),(d)	6.84%	624%	$1,342,560
Year Ended 5/31/2022	$9.58	(7.56% )	0.74% (c)	0.74% (c),(d)	4.72%	340%	$2,150,404
Year Ended 5/31/2021	$10.86	23.48%	0.76% (c)	0.75% (c),(d)	4.80%	496%	$2,005,278
Year Ended 5/31/2020	$9.35	(4.29% )	0.78% (c),(e)	0.76% (c),(e)	4.23%	819%	$752,376
Institutional 2 Class
Six Months Ended 11/30/2024 (Unaudited)	$8.20	8.51%	0.83% (c)	0.80% (c)	5.44%	352%	$452,112
Year Ended 5/31/2024	$7.78	3.56%	0.77% (c)	0.75% (c)	6.21%	713%	$445,987
Year Ended 5/31/2023	$8.03	(10.01% )	0.74% (c)	0.74% (c)	6.87%	624%	$419,706
Year Ended 5/31/2022	$9.58	(7.52% )	0.70% (c)	0.70% (c)	4.76%	340%	$644,830
Year Ended 5/31/2021	$10.86	23.53%	0.72% (c)	0.71% (c)	4.82%	496%	$794,473
Year Ended 5/31/2020	$9.35	(4.15% )	0.74% (c),(e)	0.71% (c),(e)	4.26%	819%	$203,390
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mortgage Opportunities Fund  | 2024

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 11/30/2024 (Unaudited)	$7.79	0.22	0.44	0.66	(0.24)	—	(0.24)
Year Ended 5/31/2024	$8.04	0.49	(0.22)	0.27	(0.52)	—	(0.52)
Year Ended 5/31/2023	$9.59	0.60	(1.55)	(0.95)	(0.60)	—	(0.60)
Year Ended 5/31/2022	$10.87	0.49	(1.27)	(0.78)	(0.44)	(0.06)	(0.50)
Year Ended 5/31/2021	$9.35	0.51	1.66	2.17	(0.47)	(0.18)	(0.65)
Year Ended 5/31/2020	$10.19	0.43	(0.84)	(0.41)	(0.35)	(0.08)	(0.43)
Class S
Six Months Ended 11/30/2024 (Unaudited)(f)	$8.43	0.06	(0.21)(g)	(0.15)	(0.07)	—	(0.07)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense. For the periods indicated below, if interest on collateral expense had been excluded, expenses would have been lower by:

Class	11/30/2024	5/31/2024	5/31/2023	5/31/2022	5/31/2021	5/31/2020
Class A	0.11%	0.05%	0.03%	less than 0.01%	less than 0.01%	0.01%
Class C	0.11%	0.05%	0.03%	less than 0.01%	less than 0.01%	0.01%
Institutional Class	0.11%	0.05%	0.02%	less than 0.01%	less than 0.01%	0.01%
Institutional 2 Class	0.11%	0.05%	0.03%	less than 0.01%	less than 0.01%	0.01%
Institutional 3 Class	0.11%	0.05%	0.02%	less than 0.01%	less than 0.01%	0.01%
Class S	0.15%	—%	—%	—%	—%	—%

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Ratios include interfund lending expense which is less than 0.01%.
(f)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
(g)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio.

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Mortgage Opportunities Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 11/30/2024 (Unaudited)	$8.21	8.53%	0.78% (c)	0.76% (c)	5.50%	352%	$199,368
Year Ended 5/31/2024	$7.79	3.60%	0.72% (c)	0.70% (c)	6.25%	713%	$205,398
Year Ended 5/31/2023	$8.04	(9.95% )	0.69% (c)	0.68% (c)	6.96%	624%	$193,010
Year Ended 5/31/2022	$9.59	(7.47% )	0.65% (c)	0.65% (c)	4.65%	340%	$301,924
Year Ended 5/31/2021	$10.87	23.71%	0.67% (c)	0.66% (c)	4.92%	496%	$493,593
Year Ended 5/31/2020	$9.35	(4.20% )	0.69% (c),(e)	0.66% (c),(e)	4.36%	819%	$215,799
Class S
Six Months Ended 11/30/2024 (Unaudited)(f)	$8.21	(1.76% )	0.89% (c)	0.87% (c)	5.12%	352%	$8,257
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mortgage Opportunities Fund  | 2024

Notes to Financial Statements
November 30, 2024 (Unaudited)
Note 1. Organization
Columbia Mortgage Opportunities Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Class S shares commenced operations on October 2, 2024.
The Board of Trustees of the Fund approved a proposal to permit the exchange of Institutional Class shares held by certain financial intermediaries and omnibus group retirement plans, with specific permission from Columbia Management Investment Distributors, Inc., for newly created Class S shares. Effective on October 4, 2024, shares held by those certain Institutional Class shareholders of the Fund were exchanged for Class S shares of the Fund. This was a tax-free transaction for existing Institutional Class shareholders.
In addition, the Board of Trustees of the Fund approved the conversion of all Advisor Class shares of the Fund to Institutional Class shares of the Fund and the subsequent elimination of Advisor Class shares. Effective on November 22, 2024, Advisor Class shares of the Fund were converted to Institutional Class shares of the Fund. This was a tax-free transaction for existing Advisor Class shareholders.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.

Columbia Mortgage Opportunities Fund  | 2024

Notes to Financial Statements (continued)
November 30, 2024 (Unaudited)
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into
Columbia Mortgage Opportunities Fund  | 2024

Notes to Financial Statements (continued)
November 30, 2024 (Unaudited)
bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk in respect of over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments.

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Notes to Financial Statements (continued)
November 30, 2024 (Unaudited)
Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and has written option contracts to hedge certain Fund investment exposures, to manage exposure to fluctuations in interest rates, and to manage convexity risk. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Interest rate swaption contracts
Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption contract will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.
When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.
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Notes to Financial Statements (continued)
November 30, 2024 (Unaudited)
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, there is less credit exposure to the FCM than in the case of an over-the-counter derivative, because the central counterparty stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index and to reduce overall credit exposure or to manage credit risk exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.

Columbia Mortgage Opportunities Fund  | 2024

Notes to Financial Statements (continued)
November 30, 2024 (Unaudited)
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to other risks including counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Interest rate and inflation rate swap contracts
The Fund entered into interest rate swap transactions and/or inflation rate swap contracts to manage interest rate and market risk exposure to produce incremental earnings. These instruments may be used for other purposes in future periods. An interest rate swap or inflation rate swap, as applicable, is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a nominal amount. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future. The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.
Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at November 30, 2024:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	1,935,384 *
Credit risk	Upfront payments on swap contracts	20,879,964
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	7,864,945 *
Interest rate risk	Investments, at value — Option contracts purchased	17,892,066
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	1,558,868 *
Total		50,131,227

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Notes to Financial Statements (continued)
November 30, 2024 (Unaudited)
	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	14,160,706 *
Credit risk	Upfront receipts on swap contracts	11,869,304
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	12,093,989 *
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	1,765,109 *
Total		39,889,108

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended November 30, 2024:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	(1,005,734)	(1,005,734)
Interest rate risk	(12,245,599)	(2,210,515)	3,417,000	4,457	(11,034,657)
Total	(12,245,599)	(2,210,515)	3,417,000	(1,001,277)	(12,040,391)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Option contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	(1,386,000)	(1,386,000)
Interest rate risk	(12,099,775)	12,647,366	(206,241)	341,350
Total	(12,099,775)	12,647,366	(1,592,241)	(1,044,650)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended November 30, 2024:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	1,773,963,254
Futures contracts — short	3,288,561,546
Credit default swap contracts — buy protection	167,483,516
Credit default swap contracts — sell protection	74,395,927

Derivative instrument	Average value ($)
Option contracts purchased	46,771,135
Option contracts written	(142,352)

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Interest rate swap contracts	1,042,429	(24,368)

Columbia Mortgage Opportunities Fund  | 2024

Notes to Financial Statements (continued)
November 30, 2024 (Unaudited)
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive
Columbia Mortgage Opportunities Fund  | 2024

Notes to Financial Statements (continued)
November 30, 2024 (Unaudited)
all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of November 30, 2024:
	Citi ($)(a)	Citi ($)(a)	Goldman Sachs International ($)	Morgan Stanley ($)(a)	Morgan Stanley ($)(a)	Total ($)
Assets
Call option contracts purchased	7,906,929	-	1,298,270	7,444,155	-	16,649,354
Put option contracts purchased	213,090	-	668,962	360,660	-	1,242,712
OTC credit default swap contracts (b)	-	20,659,954	1,444,638	710,756	-	22,815,348
Total Assets	8,120,019	20,659,954	3,411,870	8,515,571	-	40,707,414
Liabilities
Centrally cleared credit default swap contracts (c)	-	-	-	-	100,179	100,179
Centrally cleared interest rate swap contracts (c)	-	-	-	-	2,026,906	2,026,906
OTC credit default swap contracts (b)	-	14,736,763	211,306	8,316,617	-	23,264,686
Total Liabilities	-	14,736,763	211,306	8,316,617	2,127,085	25,391,771
Total Financial and Derivative Net Assets	8,120,019	5,923,191	3,200,564	198,954	(2,127,085)	15,315,643
Total collateral received (pledged) (d)	7,408,000	5,877,000	3,200,564	-	(2,127,085)	14,358,479
Net Amount (e)	712,019	46,191	-	198,954	-	957,164

(a)
Exposure can only be netted across transactions governed under the same master agreement with the same legal entity. – this footnote would be used in instances where a broker needs to be listed multiple times due to the Fund being multi-managed or having a subsidiary.

(b)
Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.

(c)	Centrally cleared swaps are included within payable/receivable for variation margin in the Statement of Assets and Liabilities.
(d)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(e)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.

Columbia Mortgage Opportunities Fund  | 2024

Notes to Financial Statements (continued)
November 30, 2024 (Unaudited)
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.65% to 0.535% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended November 30, 2024 was 0.634% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Columbia Mortgage Opportunities Fund  | 2024

Notes to Financial Statements (continued)
November 30, 2024 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended November 30, 2024, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.10
Advisor Class	0.05 (a)
Class C	0.10
Institutional Class	0.10
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class S	0.10

(a)	Unannualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2024, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25% and 1.00% of the Fund’s average daily net assets attributable to Class A and Class C shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses.

Columbia Mortgage Opportunities Fund  | 2024

Notes to Financial Statements (continued)
November 30, 2024 (Unaudited)
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $306,000 for Class C shares. This amount is based on the most recent information available as of September 30, 2024, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended November 30, 2024, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.50 - 1.00 (a)	59,381
Class C	—	1.00 (b)	217

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	October 1, 2024 through September 30, 2025 (%)	Prior to October 1, 2024 (%)
Class A	0.99	0.99
Class C	1.74	1.74
Institutional Class	0.74	0.74
Institutional 2 Class	0.69	0.69
Institutional 3 Class	0.65	0.65
Class S	0.74	—
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
Columbia Mortgage Opportunities Fund  | 2024

Notes to Financial Statements (continued)
November 30, 2024 (Unaudited)
At November 30, 2024, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
4,816,215,000	90,399,000	(243,861,000)	(153,462,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at May 31, 2024, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(481,267,839)	(336,500,379)	(817,768,218)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $15,197,845,793 and $15,123,709,505, respectively, for the six months ended November 30, 2024, of which $14,760,990,376 and $14,710,033,504, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.

Columbia Mortgage Opportunities Fund  | 2024

Notes to Financial Statements (continued)
November 30, 2024 (Unaudited)
The Fund’s activity in the Interfund Program during the six months ended November 30, 2024 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	1,325,000	5.63	4
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at November 30, 2024.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended November 30, 2024.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Columbia Mortgage Opportunities Fund  | 2024

Notes to Financial Statements (continued)
November 30, 2024 (Unaudited)
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates.  Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund’s performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease.  Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Leverage risk
Leverage occurs when the Fund increases its assets available for investment using borrowings, derivatives, or similar instruments or techniques. The use of leverage may produce volatility and may exaggerate changes in the Fund’s net asset value and in the return on the Fund’s portfolio, which may increase the risk that the Fund will lose more than it has invested. If the Fund uses leverage, through the purchase of particular instruments such as derivatives, the Fund may experience capital losses that exceed the net assets of the Fund. Leverage can create an interest expense that may lower the Fund’s overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Liquidity risk
Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund’s investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and, including, for example, if the Fund is forced to sell investments in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or

Columbia Mortgage Opportunities Fund  | 2024

Notes to Financial Statements (continued)
November 30, 2024 (Unaudited)
financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At November 30, 2024, one unaffiliated shareholder of record owned 26.9% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could
Columbia Mortgage Opportunities Fund  | 2024

Notes to Financial Statements (continued)
November 30, 2024 (Unaudited)
result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Columbia Mortgage Opportunities Fund  | 2024

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Mortgage Opportunities Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April, May and June 2024, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 27, 2024 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Columbia Mortgage Opportunities Fund  | 2024

Approval of Management Agreement (continued)
(Unaudited)
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2023 in the performance of administrative services, and noted the various enhancements anticipated for 2024.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that Fund performance was well within the range of that of its peers.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.

Columbia Mortgage Opportunities Fund  | 2024

Approval of Management Agreement (continued)
(Unaudited)
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.   The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe’s median expense ratio shown in the reports.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2023 had declined from 2022 levels, due to a variety of factors, including the decreased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 27, 2024, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Mortgage Opportunities Fund  | 2024

Columbia Mortgage Opportunities Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR251_05_R01_(01/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	January 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	January 22, 2025

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	January 22, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	January 22, 2025